Property and equipment	12 Months Ended
Dec. 31, 2013
Property and equipment
Note 6.	Property and equipment

The following table summarizes property and equipment by categories for the periods presented:

	Year Ended December 31,
	2012	2013
Computer equipment	$23,015	$28,646
Office furniture and equipment	4,261	4,458
Vehicles	3,428	2,631
Leasehold improvements	3,344	4,994

Total property and equipment	34,048	40,729
Less: accumulated depreciation	(19,454)	(25,435)

Total property and equipment, net	$14,594	$15,294

Depreciation expense, including impairments, was $5,348, $7,619 and $8,083 in financial years 2011, 2012 and 2013, respectively.

During the financial year 2012, the Company recorded an impairment loss on furniture and equipment, leasehold improvements and computer equipment, for a total amount of $1,285 as a result of the Company’s intention to wind down its subsidiaries in Germany, China and Hong Kong as a consequence of a restructuring (Note 18).

During the financial year ended December 31, 2013, the Company received a government grant, related to certain capital expenditures. The grant is subject to specific conditions, which the Company believes it will fulfill and as such the grant, equivalent to $1,578, is recorded as a deduction on property and equipment.

As of December 31, 2012 and 2013, property and equipment with a carrying value of $1,777 and $7,828 respectively, have been pledged as collateral to secure the long term debt (Note 12).